Sales Revenue - Schedule of Sales Revenue (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Statement Line Items [Line Items]
Revenue from product sales	€ 13,742	€ 8,838
Revenue from development projects	162	91
Other	0	40
Germany [Member]
Statement Line Items [Line Items]
Revenue from product sales	2,154	1,184
Revenue from development projects	0	0
Other	0	0
Europe [Member]
Statement Line Items [Line Items]
Revenue from product sales	1,357	1,211
Revenue from development projects	0	0
Other	0	0
United States [Member]
Statement Line Items [Line Items]
Revenue from product sales	10,231	6,443
Revenue from development projects	0	0
Other	0	0
Other Regions [Member]
Statement Line Items [Line Items]
Revenue from product sales	0	0
Revenue from development projects	162	91
Other	€ 0	€ 40